Significant Management Judgement in Applying Accounting Policies	12 Months Ended
Dec. 31, 2019
Significant Management Judgement in Applying Accounting Policies [Abstract]
SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES
5.	SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES

Allowance for Bad and Doubtful debts

Allowances for bad and doubtful debts are based on an assessment of the recoverability of trade and other receivables. Allowances are applied to trade and other receivables where events or changes in circumstances indicate that the balances may not be collectible. The identification of bad and doubtful debts requires the use of judgment and estimates, where the expected outcome is different from the original estimate, such difference will impact carrying value of trade and other receivables and doubtful debt expenses in the period in which such estimate has been charged.

]

Impairment Losses

Impairment losses are based on an assessment of the investment or long-lived assets' ability to generate future cash flows when there is evidence that these assets may be impaired. The calculation of the amount of impairment loss are based on estimates made by management when applying broad accounting principles governing the accounting for these assets. The determination of these estimates requires judgment by management. The final outcome may differ from the original estimates made by management, which may impact the carrying value of the assets which management has determined to be impaired and charged to the Company's profit loss during the period.

Income Tax

The Group has exposure to income taxes in numerous jurisdictions. Significant judgment is involved in determining the Group's provision for income taxes. There are certain transactions and computations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for expected tax issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recognized, such differences will impact the income tax and differed tax provisions in the period in which such determination is made. The carrying amount of the Group's income tax payable as at December 31, 2019 and 2018 amounted to $ 256,808 and $ nil respectively.